SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Post-Effective Amendment No.    7    (File No. 333-00041)              [x]
                                  -------

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.    8    (File No. 811-07475)                             [x]
                   -------

                        (Check appropriate box or boxes)

                         ACL VARIABLE ANNUITY ACCOUNT 1
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                    American Centurion Life Assurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

20 Madison Avenue Extension, Albany NY                                    12203
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                 (Zip Code)

Depositor's Telephone Number, including Area Code                (612) 671-3678
--------------------------------------------------------------------------------

      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It  is proposed that this filing will become effective (check appropriate box)
   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   [X] on May 1, 2002  pursuant  to  paragraph  (b) of Rule 485
   [ ] 60 days after  filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:
   [ ] this  post-effective   amendment  designates a  new effective date for a
       previously filed post-effective amendment.

PRIVILEGED ASSETS(R) SELECT ANNUITY


ISSUED BY:
AMERICAN CENTURION LIFE ASSURANCE COMPANY

PROSPECTUS


MAY 1, 2002


GROUP FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ACL VARIABLE ANNUITY ACCOUNT 1

ISSUED BY:     AMERICAN CENTURION LIFE ASSURANCE COMPANY
               (AMERICAN CENTURION LIFE)
               20 Madison Avenue Extension
               Albany, NY 12203
               Telephone: (518) 452-4150 (Albany area)
               (800) 633-3563


This prospectus contains information that you should know before investing. Prospectuses are also available for:

-    American Express(R) Variable Portfolio Funds
-    American Century(R) Variable Portfolios, Inc.
-    Credit Suisse Trust (previously Credit Suisse Warburg Pincus Trust)
-    INVESCO Variable Investment Funds, Inc.
-    Janus Aspen Series: Institutional Shares

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CERTIFICATE IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CERTIFICATE INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting American Centurion Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

TABLE OF CONTENTS
KEY TERMS                                                 3
THE CERTIFICATE IN BRIEF                                  3
EXPENSE SUMMARY                                           5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)               7
FINANCIAL STATEMENTS                                      8
PERFORMANCE INFORMATION                                   8
THE VARIABLE ACCOUNT AND THE FUNDS                        9
THE FIXED ACCOUNT                                        11
BUYING YOUR CERTIFICATE                                  11
CHARGES                                                  13
VALUING YOUR INVESTMENT                                  13
MAKING THE MOST OF YOUR CERTIFICATE                      14
SURRENDERS                                               17
CHANGING OWNERSHIP                                       17
BENEFITS IN CASE OF DEATH                                18
THE ANNUITY PAYOUT PERIOD                                19
TAXES                                                    20
VOTING RIGHTS                                            21
SUBSTITUTION OF INVESTMENTS                              21
ABOUT THE SERVICE PROVIDERS                              22
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION                    23

KEY TERMS
THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CERTIFICATE.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: A fixed amount paid at regular intervals under one of several plans.

ANNUITY START DATE: The date when annuity payouts are scheduled to begin. This date is established when you start your certificate. You can change it in the future.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the certificate is in force.

CERTIFICATE VALUE: The total value of your certificate before we deduct any applicable charges.

CERTIFICATE YEAR: A period of 12 months, starting on the effective date of your certificate and on each anniversary of the effective date.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your certificate. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the certificate (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the certificate's benefits.

QUALIFIED ANNUITY: A certificate that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code), including rollovers from qualified plans

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.


All other certificates are considered NONQUALIFIED ANNUITIES.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your certificate. It is the certificate value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each subaccount invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

THE CERTIFICATE IN BRIEF

PURPOSE: The purpose of the certificate is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the certificate. These accounts, in turn, may earn returns that increase the value of the certificate. Beginning at a specified time in the future called the retirement date, the certificate provides lifetime or other forms of payout of your certificate value on a fixed basis. As in the case of other annuities, it may not be advantageous for you to purchase this certificate as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your certificate for a full refund within 30 days after you receive it. You must invest the portion of the purchase payment you allocate to the variable account in the AXP(R) Variable Portfolio - Cash Management Fund subaccount for the period we estimate or calculate your free look right to be in existence (generally 35 days after the certificate issue date.)

If you choose not to keep your certificate, return it to us within the free look period. We will cancel the certificate and we promptly will refund the greater of (1) your purchase payment without investment earnings, or (2) your certificate value plus any amount we deducted from your payment prior to allocation to the variable account or the fixed account.


ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 9)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 11)


BUYING YOUR CERTIFICATE: You can purchase a certificate by submitting a complete application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. You must make an initial lump-sum purchase payment. You have the option of making additional purchase payments in the future.


MINIMUM ALLOWABLE PURCHASE PAYMENTS
  If paying by installments under a scheduled payment plan:
    $100 per month
    $50 biweekly
  If paying by any other method:
    $2,000 initial payment for nonqualified annuities
    $1,000 initial payment for qualified annuities
    $100 for any additional payments.
  Installments must total at least $1,000 in the first year.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS
  For the first year:
    $1,000,000 for issue ages up to 75
    $500,000 for issue ages 76 to 85
  For each subsequent year:
    $50,000

TRANSFERS: Subject to certain restrictions, you currently may redistribute your certificate value among the accounts without charge at any time until annuity payouts begin. You may establish automated transfers among the accounts. (p. 15)

SURRENDERS: You may surrender all or part of your certificate value at any time before the annuity start date. You may also establish systematic surrenders. There is no surrender charge. Surrenders may be taxable (and include a 10% IRS penalty if made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 17)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 17)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary the greater of the certificate value or total purchase payments made less partial surrenders. (p. 18)

ANNUITY PAYOUTS: You can apply your certificate value to an annuity payout plan that begins on the annuity start date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet requirements of the tax-deferred retirement plan. Payouts will be made on a fixed basis. (p. 19)

TAXES: Generally, your certificate grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 20)


CHARGES: We assess certain charges in connection with your certificate:

-    $30 annual administrative charge;


- 1.00% mortality and expense risk fee (if you make allocations to one or more subaccounts); and o the operating expenses of the funds in which the subaccounts invest.

EXPENSE SUMMARY
The purpose of the following information is to help you understand the various costs and expenses associated with your certificate.

You pay no sales charge when you purchase your certificate. We show all costs that we deduct directly from your certificate or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

ANNUAL CERTIFICATE OWNERS EXPENSES
SURRENDER CHARGE:                           0%
ADMINISTRATIVE CHARGE:*                     $30


* We will waive this charge when purchase payments less partial surrenders is at least $10,000.

ANNUAL SUBACCOUNT EXPENSES
(as a percentage of average subaccount value)

MORTALITY AND EXPENSE RISK FEE:             1%

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                          MANAGEMENT      12b-1         OTHER
                                                             FEES          FEES        EXPENSES      TOTAL
                                                          ----------    ----------    ----------    ----------
AXP(R)Variable Portfolio -
     Bond Fund                                                   .60%          .13%          .07%          .80%(1)
     Capital Resource Fund                                       .61           .13           .04           .78(1)
     Cash Management Fund                                        .51           .13           .04           .68(1)
     International Fund                                          .83           .13           .08          1.04(1)
     Managed Fund                                                .59           .13           .04           .76(1)
     Strategy Aggressive Fund                                    .60           .13           .05           .78(1)
American Century(R)Variable Portfolios, Inc.
     VP Capital Appreciation                                    1.00            --            --          1.00(2)
     VP Value                                                    .97            --            --           .97(2),(3)
Credit Suisse Trust
     Global Post-Venture Capital Portfolio                      1.04            --           .36          1.40(4),(5)
INVESCO VIF
     Core Equity Fund                                            .75            --           .34          1.09(6)
     (previously INVESCO VIF - Equity Income Fund)
Janus Aspen Series
     Growth Portfolio: Institutional Shares                      .65            --           .01           .66(7)
     Worldwide Growth Portfolio: Institutional Shares            .65            --           .04           .69(7)


(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.

(2)  Annualized operating expenses of funds at Dec. 31, 2001.

(3) The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

(4) Expense ratios are shown after fee waivers and expenses reimbursements by the investment adviser. The total expense ratios before the waiver and reimbursements would have been: Credit Suisse Trust Global Post-Venture Capital Portfolio (1.25%, 0%, 0.36% and 1.61%).

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by 0.0% for Global Post Venture Capital Portfolio of the period ended Dec. 31, 2001.

(6) The Fund's actual Other Expenses and Total were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(7) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2001. All expenses are shown without the effect of expense offset arrangements.

EXAMPLE: This example assumes that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.* You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and full surrender at the end of each time period.

                                                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
                                                          ----------   ----------   ----------   ----------
AXP(R)Variable Portfolio--
     Bond Fund                                            $    19.49   $    60.26   $   103.56   $   223.91
     Capital Resource Fund                                     19.28        59.64       102.51       221.76
     Cash Management Fund                                      18.26        56.52        97.26       210.97
     International Fund                                        21.95        67.70       116.06       249.34
     Managed Fund                                              19.08        59.01       101.46       219.61
     Strategy Aggressive Fund                                  19.28        59.64       102.51       221.76
American Century(R)Variable Portfolios, Inc.
     VP Capital Appreciation                                   21.54        66.46       113.98       245.14
     VP Value                                                  21.23        65.53       112.42       241.98
Credit Suisse Trust
      Global Post-Venture Capital Portfolio                    25.64        78.79       134.58       286.37
INVESCO VIF
     Core Equity Fund                                          22.46        69.25       118.65       254.56
     (previously INVESCO VIF - Equity Income Fund)
Janus Aspen Series
     Growth Portfolio: Institutional Shares                    18.05        55.90        96.21       208.79
     Worldwide Growth Portfolio: Institutional Shares          18.36        56.83        97.78       212.05

* In this example, the $30 administrative charge is approximated as a 0.101% charge based on our average certificate size. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.


YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION
(Unaudited)
The following tables give per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,                                                               2001    2000    1999    1998    1997    1996
-------------------------------------------------------------------------------   -----   -----   -----   -----   -----   -----
SUBACCOUNT DSI(1)
(INVESTING IN SHARES OF AXP(R)VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                    $1.12   $1.07   $1.07   $1.06   $0.99   $1.00
Accumulation unit value at end of period                                          $1.19   $1.12   $1.07   $1.07   $1.06   $0.99
Number of accumulation units outstanding at end of period (000 omitted)              30      14      19      21      15      --
Ratio of operating expense to average net assets                                   1.00%   1.00%   1.00%   1.00%   1.00%     --

SUBACCOUNT DCR(1)
(INVESTING IN SHARES OF AXP(R)VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                    $1.48   $1.81   $1.48   $1.20   $0.98   $1.00
Accumulation unit value at end of period                                          $1.20   $1.48   $1.81   $1.48   $1.20   $0.98
Number of accumulation units outstanding at end of period (000 omitted)              62      75      82      50      23      --
Ratio of operating expense to average net assets                                   1.00%   1.00%   1.00%   1.00%   1.00%     --

SUBACCOUNT DMS(1)
(INVESTING IN SHARES OF AXP(R)VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                    $1.18   $1.12   $1.08   $1.04   $1.00   $1.00
Accumulation unit value at end of period                                          $1.21   $1.18   $1.12   $1.08   $1.04   $1.00
Number of accumulation units outstanding at end of period (000 omitted)               9       8      46     170     189      --
Ratio of operating expense to average net assets                                   1.00%   1.00%   1.00%   1.00%   1.00%     --
Simple yield(2)                                                                    0.56%   4.91%   5.01%   3.68%   4.12%     --
Compound yield(2)                                                                  0.57%   5.03%   5.14%   3.75%   4.20%     --

SUBACCOUNT DIE(1)
(INVESTING IN SHARES OF AXP(R)VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                    $1.26   $1.69   $1.17   $1.03   $1.01   $1.00
Accumulation unit value at end of period                                          $0.89   $1.26   $1.69   $1.17   $1.03   $1.01
Number of accumulation units outstanding at end of period (000 omitted)              18      15      11      15      14      --
Ratio of operating expense to average net assets                                   1.00%   1.00%   1.00%   1.00%   1.00%     --

SUBACCOUNT DMG(1)
(INVESTING IN SHARES OF AXP(R)VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                    $1.48   $1.53   $1.34   $1.17   $0.99   $1.00
Accumulation unit value at end of period                                          $1.31   $1.48   $1.53   $1.34   $1.17   $0.99
Number of accumulation units outstanding at end of period (000 omitted)              58      64      69      63      44      --
Ratio of operating expense to average net assets                                   1.00%   1.00%   1.00%   1.00%   1.00%     --

SUBACCOUNT DAG(1)
(INVESTING IN SHARES OF AXP(R)VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                    $1.54   $1.91   $1.13   $1.11   $1.00   $1.00
Accumulation unit value at end of period                                          $1.02   $1.54   $1.91   $1.13   $1.11   $1.00
Number of accumulation units outstanding at end of period (000 omitted)             129     121      58      65      42      --
Ratio of operating expense to average net assets                                   1.00%   1.00%   1.00%   1.00%   1.00%     --

SUBACCOUNT DGR(3)
(INVESTING IN SHARES OF AMERICAN CENTURY(R)VP CAPITAL APPRECIATION)
Accumulation unit value at beginning of period                                    $1.58   $1.46   $0.90   $0.93   $0.97   $1.00
Accumulation unit value at end of period                                          $1.13   $1.58   $1.46   $0.90   $0.93   $0.97
Number of accumulation units outstanding at end of period (000 omitted)              67      85      49      51      42      --
Ratio of operating expense to average net assets                                   1.00%   1.00%   1.00%   1.00%   1.00%     --

SUBACCOUNT DVL(3) (INVESTING IN SHARES OF AMERICAN CENTURY(R)VP VALUE)
Accumulation unit value at beginning of period                                    $1.51   $1.29   $1.31   $1.27   $1.01   $1.00
Accumulation unit value at end of period                                          $1.69   $1.51   $1.29   $1.31   $1.27   $1.01
Number of accumulation units outstanding at end of period (000 omitted)              94      26      53      50      33      --
Ratio of operating expense to average net assets                                   1.00%   1.00%   1.00%   1.00%   1.00%     --

SUBACCOUNT DVC(3)
(INVESTING IN SHARES OF CREDIT SUISSE TRUST - GLOBAL POST-VENTURE
  CAPITAL PORTFOLIO)
Accumulation unit value at beginning of period                                    $1.50   $1.87   $1.16   $1.10   $0.98   $1.00
Accumulation unit value at end of period                                          $1.06   $1.50   $1.87   $1.16   $1.10   $0.98
Number of accumulation units outstanding at end of period (000 omitted)              74      68      67      75      65      --
Ratio of operating expense to average net assets                                   1.00%   1.00%   1.00%   1.00%   1.00%     --

SUBACCOUNT DII(3)
(INVESTING IN SHARES OF INVESCO VIF - CORE EQUITY FUND)
(PREVIOUSLY INVESCO VIF - EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                    $1.70   $1.64   $1.44   $1.26   $1.00   $1.00
Accumulation unit value at end of period                                          $1.54   $1.70   $1.64   $1.44   $1.26   $1.00
Number of accumulation units outstanding at end of period (000 omitted)             126     140     194     221     155      --
Ratio of operating expense to average net assets                                   1.00%   1.00%   1.00%   1.00%   1.00%     --

YEAR ENDED DEC. 31,                                                               2001    2000    1999    1998    1997    1996
-------------------------------------------------------------------------------   -----   -----   -----   -----   -----   -----
SUBACCOUNT DSG(3)
(INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO:
  INSTITUTIONAL SHARES)
Accumulation unit value at beginning of period                                    $1.96   $2.32   $1.63   $1.21   $1.00   $1.00
Accumulation unit value at end of period                                          $1.46   $1.96   $2.32   $1.63   $1.21   $1.00
Number of accumulation units outstanding at end of period (000 omitted)             492     594     472     352     230      --
Ratio of operating expense to average net assets                                   1.00%   1.00%   1.00%   1.00%   1.00%     --
SUBACCOUNT DWG(3)
(INVESTING IN SHARES OF JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO:
  INSTITUTIONAL SHARES)
Accumulation unit value at beginning of period                                    $2.12   $2.54   $1.56   $1.22   $1.00   $1.00
Accumulation unit value at end of period                                          $1.63   $2.12   $2.54   $1.56   $1.22   $1.00
Number of accumulation units outstanding at end of period (000 omitted)             355     390     462     339     252      --
Ratio of operating expense to average net assets                                   1.00%   1.00%   1.00%   1.00%   1.00%     --



(1) Operations commenced on Dec. 9, 1996. The subaccounts had no activity in this period.
(2) Net of annual contract administrative charge and mortality and expense risk fee.
(3) Operations commenced on Dec. 10, 1996. The subaccounts had no activity in this period.


FINANCIAL STATEMENTS
You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.


PERFORMANCE INFORMATION
Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results. Total return figures reflect deduction of all applicable charges, including:


-    administrative charge, and

-    mortality and expense risk fee.

We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

THE VARIABLE ACCOUNT AND THE FUNDS


You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:



SUBACCOUNT           INVESTING IN        INVESTMENT OBJECTIVES AND POLICIES      INVESTMENT ADVISER OR MANAGER
-------------------  ------------------  --------------------------------------  ---------------------------------------
DSI                  AXP(R) Variable     Objective: high level of current        IDS Life Insurance Company (IDS
                     Portfolio - Bond    income while conserving the value of    Life), investment manager; American
                     Fund                the investment and continuing a high    Express Financial Corporation (AEFC),
                                         level of income for the longest time    investment adviser.
                                         period. Invests primarily in bonds
                                         and other debt obligations.

DCR                  AXP(R)Variable      Objective: capital appreciation.        IDS Life, investment manager; AEFC,
                     Portfolio -         Invests primarily in U.S. common        investment adviser.
                     Capital Resource    stocks and other securities
                     Fund                convertible into common stocks.

DMS                  AXP(R) Variable     Objective: maximum current income       IDS Life, investment manager; AEFC,
                     Portfolio - Cash    consistent with liquidity and           investment adviser.
                     Management Fund     stability of principal. Invests
                                         primarily in money market securities.

DIE                  AXP(R) Variable     Objective: capital appreciation.        IDS Life, investment manager; AEFC,
                     Portfolio -         Invests primarily in common stocks or   investment adviser. American Express
                     International Fund  convertible securities of foreign       Asset Management International, Inc.,
                                         issuers that offer strong growth        a wholly-owned subsidiary of AEFC, is
                                         potential.                              the sub-adviser.

DMG                  AXP(R) Variable     Objective: maximum total investment     IDS Life, investment manager; AEFC,
                     Portfolio -         return through a combination of         investment adviser.
                     Managed Fund        capital growth and current income.
                                         Invests primarily in a combination of
                                         common and preferred stocks,
                                         convertible securities, bonds and
                                         other debt securities.

DAG                  AXP(R) Variable     Objective: capital appreciation.        IDS Life, investment manager; AEFC,
                     Portfolio -         Invests primarily in equity             investment adviser.
                     Strategy            securities of growth companies.
                     Aggressive Fund

DGR                  American Century(R) Objective: capital growth. Invests      American Century Investment
                     VP Capital          primarily in common stocks that are     Management, Inc.
                     Appreciation        considered by management to have
                                         better-than-average prospects for
                                         appreciation.

DVL                  American Century(R) Objective: long-term capital growth,    American Century Investment
                     VP Value            with income as a secondary objective.   Management, Inc.
                                         Invests primarily in stocks of
                                         companies that management believes to
                                         be undervalued at the time of
                                         purchase.

DVC                  Credit Suisse       Objective: long-term growth of          Credit Suisse Asset Management, LLC,
                     Trust - Global      capital. Invests primarily in equity    investment adviser; Abbott Capital
                     Post-Venture        securities of U.S. and foreign          Management LLC, sub-investment adviser.
                     Capital Portfolio   companies considered to be in their
                                         post-venture capital stage of
                                         development.

SUBACCOUNT           INVESTING IN        INVESTMENT OBJECTIVES AND POLICIES      INVESTMENT ADVISER OR MANAGER
-------------------  ------------------  --------------------------------------  ----------------------------------------
DII                  INVESCO VIF -       Objective: seeks high total return      INVESCO Funds Group, Inc.
                     Core Equity Fund    through both growth and current
                     (previously         income. The Portfolio normally
                     INVESCO VIF -       invests in at least 65% (80%
                     Equity Income       effective July 31, 2002) of its
                     Fund)               assets in a combination of common
                                         stocks of companies with a history of
                                         paying regular dividends and debt
                                         securities. Debt securities include
                                         corporate obligations and obligations
                                         of the U.S. government and government
                                         agencies. The remaining assets of the
                                         Fund are allocated to other
                                         investments at INVESCO's discretion,
                                         based upon current business,
                                         economic, and market conditions.

DSG                  Janus Aspen         Objective: long-term growth of          Janus Capital
                     Series Growth       capital in a manner consistent with
                     Portfolio:          the preservation of capital. Invests
                     Institutional       primarily in common stocks selected
                     Shares              for their growth potential.

DWG                  Janus Aspen         Objective: long-term growth of          Janus Capital
                     Series Worldwide    capital in a manner consistent with
                     Growth Portfolio:   the preservation of capital. Invests
                     Institutional       primarily in common stocks of
                     Shares              companies of any size located
                                         throughout the world. The Portfolio
                                         normally invests in issuers from at
                                         least five different countries,
                                         including the United States. The
                                         Portfolio may at times invest in
                                         fewer than five countries or even a
                                         single country.


A fund underlying your certificate in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under New York law on Dec. 1, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the certificates are general obligations of American Centurion Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the certificate owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the certificate continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the certificate as necessary to comply with any new tax laws.


THE FIXED ACCOUNT
You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment and transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Certificate -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CERTIFICATE

Our representative can help you prepare and submit your application. Alternatively, you may ask us for the forms and prepare them yourself. As the owner, you have all rights and may receive all benefits under the certificate. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy.

When you apply, you may select:
-    the fixed account and/or subaccounts in which you want to invest;
-    how you want to make purchase payments;
- the date you want to start receiving annuity payouts (the annuity start date); and
-    a beneficiary.


If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a certificate. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.


THE ANNUITY START DATE
Annuity payouts are to begin on the annuity start date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES, the annuity start date must be:


-    no earlier than the 30th day after the certificate's effective date; and


-    no later than the annuitant's 85th birthday.

FOR QUALIFIED ANNUITIES, to avoid IRS penalty taxes, the annuity start date generally must be:

-    on or after the date the annuitant reaches age 591/2; and

- for qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 701/2 or, if later retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 701/2).

If you take the minimum IRA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this certificate, annuity payouts can start as late as, but not later than, the annuitant's 85th birthday.

BENEFICIARY
If death benefits become payable before the annuity start date while the certificate is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the certificate value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

   If paying by installments under a scheduled payment plan:
      $100 per month
      $50 biweekly
   If paying by any other method:
      $2,000 initial payment for nonqualified annuities
      $1,000 initial payment for qualified annuities
      $100 for any additional payments

   Installments must total at least $1,000 in the first year.


(1) If you do not make any purchase payments for the most recent 36 months, and your previous payments total $1,000 or less, we have the right to give you 30 days' written notice and pay you the total value of your certificate in a lump sum.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS(2) for the first year, this is based on your age or the age of the annuitant (whoever is older) on the effective date of the certificate.


   For the first year:
      $1,000,000 up to age 75
      $500,000 for ages 76 to 85
   For each subsequent year:
      $50,000


(2) These limits apply in total to all American Centurion Life annuities and certificates you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


HOW TO MAKE PURCHASE PAYMENTS

1    BY LETTER:

Send your check along with your name and certificate number to:

Regular mail:
AMERICAN CENTURION LIFE ASSURANCE COMPANY
BOX 5550
ALBANY, NY 12205

Express mail:
AMERICAN CENTURION LIFE ASSURANCE COMPANY
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

2    BY SCHEDULED PAYMENT PLAN:

Through:
-    a bank authorization.

3    OTHER:

-    wire transfer; or

-    other method acceptable to us.

CHARGES

ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the certificate value on your certificate anniversary at the end of each certificate year. We prorate this charge amoung the subaccounts and the fixed account in the same proportion your interest in each account bears to your total certificate value.

We will waive this charge for any certificate year where:

- the total purchase payments (less partial surrenders) on the current certificate anniversary is $10,000 or more, or

-    a death benefit is payable, or

-    you surrender the certificate in full.

This charge does not apply after annuity payouts begin.

We reserve the right to impose the administrative charge on all certificates, including those with purchase payments equal to or greater than $10,000.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1% of their average daily net assets on an annual basis. This fee covers the mortality risk and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract and certificates, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because the administrative charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

OTHER INFORMATION ON CHARGES

There is no surrender charge if you take a total or a partial surrender from your certificate.

In some cases, we may incur lower sales and administrative expenses. In those cases, we may, at our discretion, reduce or eliminate the administrative charge. However, we expect this to occur infrequently.

VALUING YOUR INVESTMENT

We value your fixed account and subaccounts as follows:

FIXED ACCOUNT
We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

-    the sum of your purchase payments;

-    plus interest credited;

-    minus the sum of amounts surrendered and amounts transferred out, and


-    minus any prorated portion of the administrative charge.


SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your certificate for that account. Conversely, we subtract a certain number of accumulation units from your certificate each time you take a partial surrender, transfer amounts out of a subaccount or we assess an administrative charge.


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:


-    additional purchase payments you allocate to the subaccounts;
-    transfers into or out of the subaccounts;
-    partial surrenders; and/or
-    a prorated portion of the administrative charge.


Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;
-    dividends distributed to the subaccounts;
-    capital gains or losses of funds;
-    mutual fund operating expenses; and/or
-    mortality and expense risk fees.

MAKING THE MOST OF YOUR CERTIFICATE

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS
                                                                                                                 NUMBER
                                                                   AMOUNT              ACCUMULATION             OF UNITS
                                            MONTH                 INVESTED              UNIT VALUE              PURCHASED
                                            -----                 --------              ----------              ---------
By investing an equal number
of dollars each month                       Jan                    $100                    $20                       5.00
                                            Feb                     100                     18                       5.56
you automatically buy                       Mar                     100                     17                       5.88
more units when the                         Apr                     100                     15                       6.67
per unit market price is low                May                     100                     16                       6.25
                                            Jun                     100                     18                       5.56
and fewer units                             Jul                     100                     17                       5.88
when the per unit                           Aug                     100                     19                       5.26
market price is high                        Sept                    100                     21                       4.76
                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact our office. Some restrictions may apply.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer certificate value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. We will process your transfer request on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. Before making a transfer, you should consider the risks involved in changing investments.

The certificate is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the certificate. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other certificate owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this certificate.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other certificate owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other certificate owners.


TRANSFER POLICIES


- You may transfer certificate values at any time between the subaccounts, from the subaccounts to the fixed account or from the fixed account to the subaccounts.
-    The amount transferred to any one account must be at least $100.
- If you make more than twelve transfers in a certificate year, we will charge $25 for each transfer in excess of twelve. There is no charge for transfers if you make twelve transfers or less in a certificate year.
- We reserve the right to limit the number of transfers to twelve per certificate year.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER:

Send your name, certificate number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

Regular mail:
AMERICAN CENTURION LIFE ASSURANCE COMPANY
P.O. BOX 5550
ALBANY, NY 12205

Express mail:
AMERICAN CENTURION LIFE ASSURANCE COMPANY
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers or surrenders: $100 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders: Certificate value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS:

You can set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.


- Automated surrenders may be restricted by applicable law under some certificates.
- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.
- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT

Transfers or surrenders:   $100

3 BY PHONE:

Call between 7 a.m. and 3:30 p.m. Central time:
(800) 633-3565

MINIMUM AMOUNT

Transfers or surrenders:   $100 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Certificate value or entire account balance
Surrenders:                $10,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your certificate at any time before annuity payouts begin by sending us a written request or by calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your certificate at the next accumulation unit value calculated after we receive your request. We may ask you to return the certificate. You may have to pay IRS taxes and penalties (see "Taxes"). You can make surrenders after annuity payouts begin.

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total certificate value, unless you request otherwise.

RECEIVING PAYMENT

By regular or express mail:

-    payable to you.
-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

--   the surrender amount includes a purchase payment check that has not cleared;
--   the NYSE is closed, except for normal holiday and weekend closings;
--   trading on the NYSE is restricted, according to SEC rules;
-- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
--   the SEC permits us to delay payment for the protection of security holders.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your certificate as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a certificate may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

If you or the annuitant die before annuity payouts begin while the certificate is in force, we will pay the beneficiary the greater of:

-    certificate value; or
-    purchase payments minus partial surrenders.


IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the certificate's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the certificate as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the certificate in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this certificate if:


- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.


QUALIFIED ANNUITIES

The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the certificate as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 701/2. If the annuitant attained age 701/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death. Your spouse may elect to assume ownership of the certificate at any time. If your spouse elects to assume ownership of the certificate, the certificate value will be equal to the death benefit that would otherwise have been paid.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age 701/2, the beneficiary may elect to receive payouts from the certificate over a five year period. If the annuitant's death occurs after attaining age 701/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this certificate if:

     -- the beneficiary asks us in writing within 60 days after we receive proof of death; and
     --   payouts begin no later than one year following the year of your death;
          and
     -- the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

THE ANNUITY PAYOUT PERIOD

As owner of the certificate, you have the right to decide how and to whom annuity payouts will be made starting at the annuity start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

The amount available to purchase payouts under the plan you select is the certificate value on your annuity start date. We will make annuity payouts on a fixed basis.

Amounts of payouts depend on:

-    the annuity payout plan you select;
-    the annuitant's age and, in most cases, sex; and
-    the annuity table in the certificate.


ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before certificate values are used to purchase the payout plan:


- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuity start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your certificate and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the certificate value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the certificate value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your certificate has a tax-deferral feature. This means any increase in the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.


ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the certificate is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the certificate is fully recovered will be subject to tax.


Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract or certificate when you take distributions from any one of those contracts or certificates.

QUALIFIED ANNUITIES: When your certificate is used to fund a retirement plan that is already tax deferred under the Code, the certificate will not provide any necessary or additional tax deferral for that retirement plan.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the certificate comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.


ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES: Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your certificate with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the certificate and will be taxed when paid to you.


SURRENDERS: If you surrender part or all of your nonqualified certificate before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your certificate immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 591/2 unless certain exceptions apply.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a certificate is not tax-exempt. Any amount your beneficiary receives that represents previously deferred earnings within the certificate is taxable as ordinary income to the beneficiary in the years he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your certificate before reaching age 591/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:


-    because of your death;
-    because you become disabled (as defined in the Code);
- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).


For IRAs, other exceptions may apply if you surrender your certificate before your attained age 591/2.


WITHHOLDING, GENERALLY: If you receive all or part of the certificate value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the certificate will be the value of the certificate at the time of the transfer.


COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your certificate, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your certificate.


AMERICAN CENTURION LIFE'S TAX STATUS: American Centurion Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Centurion Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Centurion Life, and therefore no charge is made against the subaccounts for federal income taxes. American Centurion Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


TAX QUALIFICATION: We intend that the certificate qualify as an annuity for federal income tax purposes. To that end, the provisions of the certificate are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the certificate. We reserve the right to amend the certificate to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the certificate to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As an owner with investments in the subaccounts, you may vote on important fund policies. We will vote fund shares according to your instructions.

The number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

We calculate votes separately for each subaccount. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change,
-    the existing funds become unavailable, or
-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the certificate, we have the right to substitute funds other than those currently listed in this prospectus. We may also:

-    change the funds in which the subaccounts invest, and
-    make additional subaccounts investing in additional funds.

In the event of substitution of any of these changes, we may amend the certificate and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter and distributes the certificates. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

ISSUER

American Centurion Life issues the certificates. American Centurion Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.


American Centurion Life is a stock life insurance company organized in 1969 under the laws of the State of New York. Our offices are located at 20 Madison Avenue Extension, Albany, NY 12203. American Centurion Life conducts a conventional life insurance business in New York.


LEGAL PROCEEDINGS


A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which American Centurion Life and its affiliates do business. American Centurion Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. American Centurion Life is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN
V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, American Centurion Life does not consider any lawsuits in which it is named as a defendant to be material.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information                                p. 3
Calculating Annuity Payouts                            p. 5
Rating Agencies                                        p. 5
Principal Underwriter                                  p. 5
Independent Auditors                                   p. 5
Financial Statements

[LOGO] AMERICAN EXPRESS-Registered Trademark-



AMERICAN CENTURION LIFE ASSURANCE COMPANY
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203
(800) 633-3563S-6102 H (5/02)


                                                                 S-6102 H (5/02)

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                       PRIVILEGED ASSETS(R) SELECT ANNUITY
                         ACL VARIABLE ANNUITY ACCOUNT 1

                                   MAY 1, 2002

ACL Variable Annuity Account 1 is a separate account established and maintained by American Centurion Life Assurance Company (American Centurion Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Centurion Life Assurance Company

20 Madison Avenue Extension
Albany, NY 12203
518-452-4150 (Albany area)
(800) 633-3563

PRIVILEGED ASSETS(R) SELECT ANNUITY
   ACL VARIABLE ANNUITY ACCOUNT 1


TABLE OF CONTENTS
   Performance Information                                              p. 3
   Calculating Annuity Payouts                                          p. 5
   Rating Agencies                                                      p. 5
   Principal Underwriter                                                p. 5
   Independent Auditors                                                 p. 5
   Financial Statements

PERFORMANCE INFORMATION
The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for all the products subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the certificate over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                            P(1+T) TO THE POWER OF n = ERV

where:             P =  a hypothetical initial payment of $1,000
                   T =  average annual total return
                   n =  number of years
                 ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN(a) FOR PERIODS ENDING DEC. 31, 2001


                                                                   PERFORMANCE OF THE                   PERFORMANCE
                                                                       SUBACCOUNT                       OF THE FUND
                                                                                  SINCE                                    SINCE
SUBACCOUNT INVESTING IN:                                     1 YEAR  5 YEARS  COMMENCEMENT  1 YEAR  5 YEARS  10 YEARS  COMMENCEMENT
       AXP(R) VARIABLE PORTFOLIO -
DSI     Bond Fund (12/96; 10/81)(b)                            6.60%    3.93%      3.86%      6.60%    3.93%     6.28%     9.18%
DCR     Capital Resource Fund (12/96; 10/81)                 (18.93)    4.16       3.63     (18.93)    4.16      5.77     10.96
DMS     Cash Management Fund (12/96; 10/81)                    2.70     3.87       3.87       2.70     3.87      3.44      5.34
DIE     International Fund (12/96; 1/92)                     (29.39)   (2.47)     (2.29)    (29.39)   (2.47)       --      2.82
DMG     Managed Fund (12/96; 4/86)                           (11.49)    5.72       5.45     (11.49)    5.72      7.73      9.11
DAG     Strategy Aggressive Fund (12/96; 1/92)               (33.58)    0.43       0.38     (33.58)    0.43        --      5.61

       AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
DGR     VP Capital Appreciation (12/96; 11/87)               (28.79)    3.05       2.32     (28.79)    3.05      4.31      7.29
DVL     VP Value (12/96; 5/96)                                11.69    10.69      10.87      11.69    10.69        --     11.50

       CREDIT SUISSE TRUST -
DVC     Global Post-Venture Capital Portfolio                (29.35)    1.67       1.03     (29.35)    1.67        --      1.10
        (12/96; 12/96)

       INVESCO VIF
DII     Core Equity Fund (12/96; 8/94)                        (9.88)    8.94       8.82      (9.88)    8.94        --     12.62
        (previously INVESCO VIF Equity Income Fund)

       JANUS ASPEN SERIES
DSG     Growth Portfolio: Institutional Shares               (25.49)    7.96       7.76     (25.49)    7.96        --     10.72
        (12/96; 9/93)(c)
DWG     Worldwide Growth Portfolio: Institutional Shares     (23.21)   10.01      10.09     (23.21)   10.01        --     14.60
        (12/96; 9/93)(c)


(a) Current applicable charges deducted from performance include a $30 annual certificate administrative charge and a 1% mortality and expense risk fee.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.

CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:                P = a hypothetical initial payment of $1,000
                    ERV = Ending Redeemable Value of a hypothetical $1,000
                          payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures assume you surrender the entire certificate value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). In addition, total return figures reflect the deduction of all other applicable charges including the administrative charge and the mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING
IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD
For a subaccount investing in a money market fund, we base quotations of simple yield on:
(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b) less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d) raising the base period return to the power of 365/7.

The subaccount's value includes:
- any declared dividends,
- the value of any shares purchased with dividends paid during the period, and
- any dividends declared for such shares.

It does not include any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) TO THE POWER OF 365/7 ] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the certificate provides.

ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2001


SUBACCOUNT         INVESTING IN:                                             SIMPLE YIELD       COMPOUND YIELD
DMS                AXP(R) Variable Portfolio - Cash Management Fund              0.56%               0.57%


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND
For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                                  YIELD = 2[( a - b + 1) TO THE POWER OF 6 - 1]
                                              -----
                                                cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
               d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2001


SUBACCOUNT              INVESTING IN:                                                     YIELD
DSI                     AXP(R) Variable Portfolio - Bond Fund                             5.65%

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

   The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS
We guarantee the fixed annuity payout amounts. Once calculated, the payout will remain the same and never change. To calculate annuity payouts we:
- take the total value of the fixed account and the subaccounts at the annuity start date or the date selected to begin receiving annuity payouts; then
- using an annuity table we apply the value according to the annuity payout plan selected.

The annuity payout table we use will be the one in effect at the time chosen to begin annuity payouts. The table will be equal to or greater than the table in the contract.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the certificate. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the certificate.

For detailed information on the agency ratings given to us, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                                www.ambest.com
Fitch                                                    www.fitchratings.com

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the certificate, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. Both AEFA and American Centurion Life are ultimately controlled by American Express Company.
The principal business address of AEFA is the same as ours. American Centurion Life does not pay AEFA any underwriting commissions for its role as principal underwriter of the certificate.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

ACL VARIABLE ANNUITY ACCOUNT 1 - PRIVILEGED ASSETS(R) SELECT ANNUITY


REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN CENTURION LIFE ASSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of ACL Variable Annuity Account 1 - Privileged Assets(R) Select Annuity (comprised of subaccounts DSI, DCR, DMS, DIE, DMG, DAG, DGR, DVL, DVC, DII, DSG and DWG) as of December 31, 2001, and the related statements of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of American Centurion Life Assurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of ACL Variable Annuity Account 1 - Privileged Assets(R) Select Annuity at December 31, 2001, and the individual results of their operations and changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.



ERNST & YOUNG LLP



Minneapolis, Minnesota
March 22, 2002

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                      -------------------------------------------------------------
DECEMBER 31, 2001                                                          DSI       DCR       DMS       DIE       DMG       DAG
ASSETS
Investments in shares of mutual funds and portfolios:
   at cost                                                              $36,719   $105,882   $11,299   $26,686   $77,799   $259,383
                                                                      -------------------------------------------------------------
   at market value                                                      $35,882   $ 74,049   $11,299   $15,818   $75,362   $131,715
Dividends receivable                                                        168         --        17        --        --         --
Accounts receivable from American Centurion Life for certificate
 purchase payments                                                           80         30        --        --        --         15
Receivable from mutual funds and portfolios for share redemptions            --         --        --        --        --         --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                             36,130     74,079    11,316    15,818    75,362    131,730
===================================================================================================================================

LIABILITIES
Payable to American Centurion Life for:
   Mortality and expense risk fee                                            31         65        10        13       114        111
   Contract terminations                                                     --         --        --        --        --         --
Payable to mutual funds and portfolios for investments purchased             --         --        --        --        --         --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                            31         65        10        13       114        111
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period               $36,099   $ 74,014   $11,306   $15,805   $75,248   $131,619
===================================================================================================================================
Accumulation units outstanding                                           30,228     61,848     9,368    17,774    57,529    129,087
===================================================================================================================================
Net asset value per accumulation unit                                   $  1.19   $   1.20   $  1.21   $  0.89   $  1.31   $   1.02
===================================================================================================================================

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                      -------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                             DGR       DVL        DVC       DII       DSG        DWG
ASSETS
Investments in shares of mutual funds and portfolios:
   at cost                                                              $117,638  $152,840   $111,736  $190,774  $924,105  $751,985
                                                                      -------------------------------------------------------------
   at market value                                                      $ 75,860  $159,128   $ 78,148  $193,616  $719,810  $577,733
Dividends receivable                                                          --        --         --     2,133        --        --
Accounts receivable from American Centurion Life for certificate
 purchase payments                                                            23        --         --        68       475        --
Receivable from mutual funds and portfolios for share redemptions             64       110         66       166       585       499
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                              75,947   159,238     78,214   195,983   720,870   578,232
===================================================================================================================================

LIABILITIES
Payable to American Centurion Life for:
   Mortality and expense risk fee                                             64       110         66       166       585       491
   Contract terminations                                                      --        --         --        --        --         8
Payable to mutual funds and portfolios for investments purchased              20        --         --     2,201       475        --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                             84       110         66     2,367     1,060       499
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period               $ 75,863  $159,128   $ 78,148  $193,616  $719,810  $577,733
===================================================================================================================================
Accumulation units outstanding                                            67,433    94,431     73,642   126,100   492,442   354,688
===================================================================================================================================
Net asset value per accumulation unit                                   $   1.13  $   1.69   $   1.06  $   1.54  $   1.46  $   1.63
===================================================================================================================================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                             DSI      DCR         DMS       DIE        DMG        DAG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                       $1,324   $    243   $    631   $   192   $  2,950   $    289
Variable account expenses                                                 208        841        173       155      1,022      1,405
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         1,116       (598)       458        37      1,928     (1,116)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                  1,982     25,595    181,275     1,151    171,015      6,285
   Cost of investments sold                                             2,065     34,932    181,275     1,808    180,588     10,971
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                          (83)    (9,337)        --      (657)    (9,573)    (4,686)
Distributions from capital gains                                           --         --         --        --         --         --
Net change in unrealized appreciation or depreciation of investments      (24)    (9,656)        --    (4,898)     3,278    (57,207)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           (107)   (18,993)        --    (5,555)    (6,295)   (61,893)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $1,009   $(19,591)  $    458   $(5,518)  $ (4,367)  $(63,009)
====================================================================================================================================


See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                 -------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                             DGR        DVL        DVC        DII        DSG         DWG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                  $     --   $    460   $     --   $    472   $     589   $   3,098
Variable account expenses                                              853        830        810      2,127       8,750       6,569
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       (853)      (370)      (810)    (1,655)     (8,161)     (3,471)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in mutual
 funds and portfolios:
   Proceeds from sales                                              33,154    181,475      5,822     43,084     478,218     113,633
   Cost of investments sold                                         35,949    187,648      7,486     41,568     584,233     136,040
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (2,795)    (6,173)    (1,664)     1,516    (106,015)    (22,407)
Distributions from capital gains                                    34,024         --         --      2,332       1,779          --
Net change in unrealized appreciation or depreciation of
 investments                                                       (64,731)     2,666    (27,834)   (26,172)   (183,825)   (160,185)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (33,502)    (3,507)   (29,498)   (22,324)   (288,061)   (182,592)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $(34,355)  $ (3,877)  $(30,308)  $(23,979)  $(296,222)  $(186,063)
====================================================================================================================================


See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                             DSI       DCR        DMS       DIE        DMG        DAG
OPERATIONS
Investment income (loss) -- net                                       $ 1,116   $   (598)  $    458   $    37   $  1,928   $ (1,116)
Net realized gain (loss) on sales of investments                          (83)    (9,337)        --      (657)    (9,573)    (4,686)
Distributions from capital gains                                           --         --         --        --         --         --
Net change in unrealized appreciation or depreciation of investments      (24)    (9,656)        --    (4,898)     3,278    (57,207)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         1,009    (19,591)       458    (5,518)    (4,367)   (63,009)
====================================================================================================================================

CERTIFICATE TRANSACTIONS
Certificate purchase payments                                           1,437      7,170     14,544     3,552      4,634     12,881
Net transfers(1)                                                       19,637     (4,743)   (12,595)     (145)   (16,568)    (1,034)
Certificate charges                                                       (56)      (121)       (58)      (26)       (99)      (167)
Certificate terminations:
   Surrender benefits                                                  (1,660)   (18,847)      (221)     (569)    (3,636)    (2,549)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from certificate transactions                      19,358    (16,541)     1,670     2,812    (15,669)     9,131
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                        15,732    110,146      9,178    18,511     95,284    185,497
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $36,099   $ 74,014   $ 11,306   $15,805   $ 75,248   $131,619
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                 14,042     74,567      7,801    14,695     64,478    120,844
Certificate purchase payments                                           1,228      5,731     12,317     3,758      3,453     11,560
Net transfers(1)                                                       16,456     (3,913)   (10,514)     (132)    (7,874)    (1,098)
Certificate charges                                                       (48)      (100)       (49)      (25)       (73)      (144)
Certificate terminations:
   Surrender benefits                                                  (1,450)   (14,437)      (187)     (522)    (2,455)    (2,075)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                       30,228     61,848      9,368    17,774     57,529    129,087
====================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                 -------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                            DGR        DVL        DVC        DII         DSG          DWG
OPERATIONS
Investment income (loss) -- net                                  $   (853)  $   (370)  $   (810)  $ (1,655)  $   (8,161)  $  (3,471)
Net realized gain (loss) on sales of investments                   (2,795)    (6,173)    (1,664)     1,516     (106,015)    (22,407)
Distributions from capital gains                                   34,024         --         --      2,332        1,779          --
Net change in unrealized appreciation or depreciation of
 investments                                                      (64,731)     2,666    (27,834)   (26,172)    (183,825)   (160,185)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   (34,355)    (3,877)   (30,308)   (23,979)    (296,222)   (186,063)
====================================================================================================================================

CERTIFICATE TRANSACTIONS
Certificate purchase payments                                       6,578      4,021     10,626     11,765       53,902      39,964
Net transfers(1)                                                  (25,863)   124,555       (297)   (15,353)    (122,908)    (28,461)
Certificate charges                                                  (156)       (70)      (126)      (198)        (900)     (1,020)
Certificate terminations:
   Surrender benefits                                              (4,665)    (5,466)    (3,557)   (16,775)     (80,042)    (73,317)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from certificate transactions                 (24,106)   123,040      6,646    (20,561)    (149,948)    (62,834)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   134,324     39,965    101,810    238,156    1,165,980     826,630
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $ 75,863   $159,128   $ 78,148   $193,616   $  719,810   $ 577,733
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             85,029     26,489     67,783    139,780      594,385     389,696
Certificate purchase payments                                       5,280      2,547      9,276      7,459       32,877      22,404
Net transfers(1)                                                  (19,578)    68,885       (547)   (10,521)     (84,316)    (17,446)
Certificate charges                                                  (125)       (45)      (103)      (127)        (532)       (558)
Certificate terminations:
   Surrender benefits                                              (3,173)    (3,445)    (2,767)   (10,491)     (49,972)    (39,408)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                   67,433     94,431     73,642    126,100      492,442     354,688
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                 ------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                                        DSI        DCR         DMS        DIE        DMG        DAG
OPERATIONS
Investment income (loss) -- net                                   $ 1,162   $ 11,222   $   2,345   $ 3,586   $  7,394   $  60,450
Net realized gain (loss) on investments                            (1,515)     2,275         (23)      799      2,235       2,170
Net change in unrealized appreciation or depreciation of
 investments                                                        1,108    (39,051)         --    (9,427)   (12,287)   (106,527)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       755    (25,554)      2,322    (5,042)    (2,658)    (43,907)
===================================================================================================================================

CERTIFICATE TRANSACTIONS
Certificate purchase payments                                       2,023     13,322     507,022     1,809      6,716      13,258
Net transfers(1)                                                   (1,112)   (15,718)   (550,583)    6,210     (7,888)    116,985
Certificate charges                                                   (38)      (151)        (16)      (41)      (116)       (200)
Certificate terminations:
   Surrender benefits                                              (5,974)    (9,300)     (1,650)   (2,473)    (6,704)    (10,909)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from certificate transactions                  (5,101)   (11,847)    (45,227)    5,505     (7,992)    119,134
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                    20,078    147,547      52,083    18,048    105,934     110,270
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                         $15,732   $110,146   $   9,178   $18,511   $ 95,284   $ 185,497
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             18,703     81,627      46,428    10,649     69,340      57,585
Certificate purchase payments                                       1,881      7,713     447,448     1,240      4,390       6,821
Net transfers(1)                                                   (1,022)    (9,051)   (484,622)    4,482     (4,935)     62,625
Certificate charges                                                   (35)       (89)        (13)      (28)       (76)        (98)
Certificate terminations:
   Surrender benefits                                              (5,485)    (5,633)     (1,440)   (1,648)    (4,241)     (6,089)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                   14,042     74,567       7,801    14,695     64,478     120,844
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)                           DGR        DVL        DVC         DII          DSG         DWG
OPERATIONS
Investment income (loss) -- net                                 $  1,847   $  1,180   $ 11,485   $ 10,837   $  104,207   $   73,805
Net realized gain (loss) on investments                            6,578     (4,265)    29,055     22,503       49,695      116,227
Net change in unrealized appreciation or depreciation of
 investments                                                      (4,022)     7,508    (64,774)   (24,375)    (372,732)    (369,175)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    4,403      4,423    (24,234)     8,965     (218,830)    (179,143)
====================================================================================================================================

CERTIFICATE TRANSACTIONS
Certificate purchase payments                                      8,078      3,835      8,415     19,190       71,470       58,830
Net transfers(1)                                                  63,574    (30,616)    78,448    (76,575)     421,629      (53,812)
Certificate charges                                                 (172)       (40)       (70)      (228)        (970)        (810)
Certificate terminations:
   Surrender benefits                                            (13,697)    (5,588)   (87,021)   (31,863)    (202,823)    (172,598)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from certificate transactions                 57,783    (32,409)      (228)   (89,476)     289,306     (168,390)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   72,138     67,951    126,272    318,667    1,095,504    1,174,163
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                       $134,324   $ 39,965   $101,810   $238,156   $1,165,980   $  826,630
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            49,296     52,683     67,479    194,220      472,464      462,165
Certificate purchase payments                                      4,847      3,029      4,405     11,544       30,793       23,165
Net transfers(1)                                                  39,078    (24,819)    42,424    (46,979)     179,448      (24,966)
Certificate charges                                                 (105)       (32)       (35)      (136)        (414)        (318)
Certificate terminations:
   Surrender benefits                                             (8,087)    (4,372)   (46,490)   (18,869)     (87,906)     (70,350)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  85,029     26,489     67,783    139,780      594,385      389,696
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

ACL Variable Annuity Account 1 (the Account) was established under New York law on Feb. 9, 1995 and the subaccounts are registered together as a single unit investment trust of American Centurion Life Assurance Company (American Centurion Life) under the Investment Company Act of 1940, as amended (the 1940
Act). Operations of the Account commenced on Jan. 1, 1997.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.

SUBACCOUNT       INVESTS EXCLUSIVELY IN SHARES OF                                       INVESTMENT MANAGER
------------------------------------------------------------------------------------------------------------------------------------
DSI              AXP(R) Variable Portfolio - Bond Fund                                  IDS Life Insurance Company(1)
DCR              AXP(R) Variable Portfolio - Capital Resource Fund                      IDS Life Insurance Company(1)
DMS              AXP(R) Variable Portfolio - Cash Management Fund                       IDS Life Insurance Company(1)
DIE              AXP(R) Variable Portfolio - International Fund                         IDS Life Insurance Company(2)
DMG              AXP(R) Variable Portfolio - Managed Fund                               IDS Life Insurance Company(1)
DAG              AXP(R) Variable Portfolio - Strategy Aggressive Fund                   IDS Life Insurance Company(1)
DGR              American Century VP Capital Appreciation                               American Century Investment Management, Inc.
DVL              American Century VP Value                                              American Century Investment Management, Inc.
DVC              Credit Suisse Trust - Global Post-Venture Capital Portfolio            Credit Suisse Asset Management, LLC(3)
DII              INVESCO VIF - Core Equity Fund                                         INVESCO Funds Group, Inc.
                  (previously INVESCO VIF - Equity Income Fund)
DSG              Janus Aspen Series Growth Portfolio: Institutional Shares              Janus Capital
DWG              Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares    Janus Capital


(1) American Express Financial Corporation (AEFC) is the investment adviser.
(2) AEFC is the investment adviser. American Express Asset Management International, Inc. is the sub-adviser.
(3) Abbott Capital Management LLC is the sub-investment adviser.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Centurion Life.

American Centurion Life serves as issuer of the contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
American Centurion Life is taxed as a life insurance company. The Account is treated as part of American Centurion Life for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any investment income of the Account.

3. VARIABLE ACCOUNT EXPENSES
American Centurion Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the certificate owners and annuitants will not affect the Account. American Centurion Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 1% of the average daily net assets of each subaccount.

4. CERTIFICATE CHARGES
American Centurion Life deducts a certificate administrative charge of $30 per year. This charge reimburses American Centurion Life for expenses incurred in establishing and maintaining the annuity records. The charge may be waived based upon the underlying certificate value.

5. RELATED PARTY TRANSACTIONS
Management fees were paid indirectly to IDS Life Insurance Company (IDS Life) in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                         PERCENTAGE RANGE
-----------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                        0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                            0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                             0.510% to 0.440%
AXP(R) Variable Portfolio - International Fund                               0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                     0.630% to 0.550%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                         0.650% to 0.575%

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                         PERCENTAGE RANGE
-----------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                        0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                            0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                             0.030% to 0.020%
AXP(R) Variable Portfolio - International Fund                               0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                     0.040% to 0.020%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                         0.060% to 0.035%

The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

6. INVESTMENT IN SHARES
The subaccounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:

SUBACCOUNT          INVESTMENT                                                                  SHARES                NAV
-------------------------------------------------------------------------------------------------------------------------------
DSI                 AXP(R) Variable Portfolio - Bond Fund                                       3,428               $10.47
DCR                 AXP(R) Variable Portfolio - Capital Resource Fund                           3,414                21.69
DMS                 AXP(R) Variable Portfolio - Cash Management Fund                           11,303                 1.00
DIE                 AXP(R) Variable Portfolio - International Fund                              1,953                 8.10
DMG                 AXP(R) Variable Portfolio - Managed Fund                                    4,887                15.42
DAG                 AXP(R) Variable Portfolio - Strategy Aggressive Fund                       15,785                 8.34
DGR                 American Century VP Capital Appreciation                                   10,115                 7.50
DVL                 American Century VP Value                                                  21,388                 7.44
DVC                 Credit Suisse Trust - Global Post-Venture Capital Portfolio                 8,040                 9.72
DII                 INVESCO VIF - Core Equity Fund                                             10,421                18.58
                      (previously INVESCO VIF - Equity Income Fund)
DSG                 Janus Aspen Series Growth Portfolio: Institutional Shares                  36,208                19.88
DWG                 Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares        20,243                28.54

7. INVESTMENT TRANSACTIONS
The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:

SUBACCOUNT                   INVESTMENT                                                                         PURCHASES
-------------------------------------------------------------------------------------------------------------------------------
DSI                          AXP(R) Variable Portfolio - Bond Fund                                             $ 22,353
DCR                          AXP(R) Variable Portfolio - Capital Resource Fund                                    8,403
DMS                          AXP(R) Variable Portfolio - Cash Management Fund                                   183,432
DIE                          AXP(R) Variable Portfolio - International Fund                                       3,999
DMG                          AXP(R) Variable Portfolio - Managed Fund                                           157,312
DAG                          AXP(R) Variable Portfolio - Strategy Aggressive Fund                                14,264
DGR                          American Century VP Capital Appreciation                                            42,216
DVL                          American Century VP Value                                                          304,145
DVC                          Credit Suisse Trust - Global Post-Venture Capital Portfolio                         11,658
DII                          INVESCO VIF - Core Equity Fund                                                      23,399
                               (previously INVESCO VIF - Equity Income Fund)
DSG                          Janus Aspen Series Growth Portfolio: Institutional Shares                          321,888
DWG                          Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares                 47,328

8. FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the subaccounts.

                                                        DSI        DCR       DMS        DIE        DMG        DAG
AT DEC. 31, 2000
Accumulation unit value                                $1.12      $1.48     $1.18      $1.26      $1.48      $1.54

AT DEC. 31, 2001
Accumulation unit value                                $1.19      $1.20     $1.21      $0.89      $1.31      $1.02
Units (000s)                                              30         62         9         18         58        129
Net assets (000s)                                        $36        $74       $11        $16        $75       $132

FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)                              6.44%      0.29%     3.89%      1.24%      2.90%      0.20%
Expense ratio(2)                                        1.00%      1.00%     1.00%      1.00%      1.00%      1.00%
Total return(3)                                         6.25%    (18.92%)    2.54%    (29.37%)   (11.49%)   (33.77%)


                                                        DGR        DVL       DVC        DII        DSG        DWG
AT DEC. 31, 2000
Accumulation unit value                                $1.58      $1.51     $1.50      $1.70      $1.96      $2.12

AT DEC. 31, 2001
Accumulation unit value                                $1.13      $1.69     $1.06      $1.54      $1.46      $1.63
Units (000s)                                              67         94        74        126        492        355
Net assets (000s)                                        $76       $159       $78       $194       $720       $578

FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)                                --%      0.55%       --%      0.22%      0.07%      0.47%
Expense ratio(2)                                        1.00%      1.00%     1.00%      1.00%      1.00%      1.00%
Total return(3)                                       (28.48%)    11.92%   (29.33%)    (9.41%)   (25.51%)   (23.11%)


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN CENTURION LIFE ASSURANCE COMPANY

We have audited the accompanying balance sheets of American Centurion Life Assurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2001 and 2000, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Centurion Life Assurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP


Minneapolis, Minnesota
January 28, 2002

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Balance Sheets

December 31, (In thousands, except share amounts)                                                2001            2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $5,276)                         $     --         $  5,288
      Available-for-sale, at fair value (amortized cost: 2001, $379,679; 2000, $338,663)      382,323          325,757
   Common stocks                                                                                   34               --
   Mortgage loans on real estate                                                               39,434           25,425
                                                                                               ------           ------
      Total investments                                                                       421,791          356,470
Cash and cash equivalents                                                                       7,751            8,119
Amounts recoverable from reinsurers                                                             2,268            2,312
Amounts due from brokers                                                                           --              219
Accrued investment income                                                                       4,830            5,482
Deferred policy acquisition costs                                                              16,878           17,316
Deferred income taxes, net                                                                      3,091            4,431
Other assets                                                                                       84               81
Separate account assets                                                                        27,750           29,718
                                                                                               ------           ------
Total assets                                                                                 $484,443         $424,148
                                                                                             ========         ========

Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                        $383,265         $347,509
      Traditional life insurance                                                                1,615            1,616
      Disability income insurance                                                                  85               85
   Amounts due to brokers                                                                       9,952               --
   Other liabilities                                                                            4,104            2,281
   Separate account liabilities                                                                27,750           29,718
                                                                                               ------           ------
      Total liabilities                                                                       426,771          381,209
                                                                                              -------          -------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value per share; 100,000 shares authorized, issued and outstanding    1,000            1,000
   Additional paid-in capital                                                                  36,600           26,600
   Accumulated other comprehensive income (loss):
      Net unrealized securities gains (losses)                                                  1,271           (7,104)
   Retained earnings                                                                           18,801           22,443
                                                                                               ------           ------
      Total stockholder's equity                                                               57,672           42,939
                                                                                               ------           ------
Total liabilities and stockholder's equity                                                   $484,443         $424,148
                                                                                             ========         ========

See accompanying notes to financial statements.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Statements of Income

Years ended December 31, (In thousands)                             2001         2000          1999
Revenues
Net investment income                                            $25,877      $25,851       $23,693
Contractholder charges                                               721          836           760
Mortality and expense risk fees                                      414          404           242
Credit life insurance premiums                                         1           50            --
Net realized (loss) gain on investments                           (8,722)      (1,835)          153
                                                                  ------       ------           ---
   Total revenues                                                 18,291       25,306        24,848
                                                                  ------       ------        ------
Benefits and Expenses
Interest credited on investment contracts                         19,161       17,165        15,290
Amortization of deferred policy acquisition costs                  2,009        1,691         1,413
Death and other benefits on investment contracts                     (32)         139          (117)
Credit life insurance benefits                                        --           13            --
Other operating expenses                                           1,999        2,062         2,511
                                                                   -----        -----         -----
   Total benefits and expenses                                    23,137       21,070        19,097
                                                                  ------       ------        ------
(Loss) income before income taxes                                 (4,846)       4,236         5,751
Income tax (benefit) expense                                      (1,204)       2,011         2,426
                                                                  ------        -----         -----
Net (loss) income                                                $(3,642)     $ 2,225       $ 3,325
                                                                 =======      =======       =======

See accompanying notes to financial statements.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Statements of Stockholder's Equity

                                                                                              Accumulated
                                                                                                 other
                                                                               Additional    comprehensive                 Total
                                                                     Capital     paid-in    income (loss),  Retained   stockholder's
For the three years ended December 31, 2001 (In thousands)            stock      capital      net of tax    earnings      equity
Balance, January 1, 1999                                             $1,000      $26,600       $  2,512      $16,893     $ 47,005
Comprehensive loss:
   Net income                                                            --           --             --        3,325        3,325
   Unrealized holding losses arising during the year, net of
      deferred policy acquisition costs of $1,680, and
      income taxes of $7,216                                             --           --        (13,401)          --      (13,401)
   Reclassification adjustment for gains included in net income,
      net of income tax of $114                                          --           --           (213)          --         (213)
                                                                      -----       ------        -------       ------       ------
   Other comprehensive loss                                              --           --        (13,614)          --      (13,614)
                                                                      -----       ------        -------       ------       ------
   Comprehensive loss                                                                                                     (10,289)
                                                                                                                           ------

Balance, December 31, 1999                                            1,000       26,600        (11,102)      20,218       36,716
Comprehensive income:
   Net income                                                            --           --             --        2,225        2,225
   Unrealized holding gains arising during the year, net of
      deferred policy acquisition costs of ($991), and
      income taxes of ($2,085)                                           --           --          3,873           --        3,873
   Reclassification adjustment for gains included in net income,
      net of income tax of ($67)                                         --           --            125           --          125
                                                                      -----       ------        -------       ------       ------
   Other comprehensive income                                            --           --          3,998           --        3,998
                                                                      -----       ------        -------       ------       ------
   Comprehensive income                                                                                                     6,223
                                                                                                                           ------

Balance, December 31, 2000                                            1,000       26,600         (7,104)      22,443       42,939
Comprehensive income:
   Net loss                                                              --           --             --       (3,642)      (3,642)
   Cumulative effect of adopting SFAS No.133, net of tax benefit of $12  --           --            (24)          --          (24)
   Unrealized holding gains arising during the year, net of
      deferred policy acquisition costs of ($870), and
      income taxes of ($8,134)                                           --           --         15,106           --       15,106
   Reclassification adjustment for losses included in net income,
      net of income tax benefit of $3,611                                --           --         (6,707)          --       (6,707)
                                                                      -----       ------        -------       ------       ------
   Other comprehensive income                                            --           --          8,375                     8,375
                                                                      -----       ------        -------       ------       ------
   Comprehensive income                                                                                                     4,733
Capital contribution                                                     --       10,000             --           --       10,000
                                                                      -----       ------        -------       ------       ------
Balance, December 31, 2001                                           $1,000      $36,600       $  1,271      $18,801     $ 57,672
                                                                     ======      =======       ========      =======     ========

See accompanying notes to financial statements.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Statements of Cash Flows

Years ended December 31, (In thousands)                             2001         2000          1999
Cash flows from operating activities
Net (loss) income                                              $  (3,642)    $  2,225      $  3,325
Adjustments to reconcile net (loss) income to net
cash provided by (used in) operating activities:
   Change in amounts recoverable from reinsurers                      44           77           126
   Change in accrued investment income                               652         (508)         (610)
   Change in deferred policy acquisition costs, net                 (432)      (1,484)       (2,279)
   Change in other assets                                              3           (4)           (8)
   Change in liabilities for future policy benefits for
      traditional life and disability income insurance                (1)         (37)         (211)
   Change in policy claims and other policyholder's funds         (2,040)         929        (1,376)
   Deferred income taxes                                          (3,169)        (383)         (629)
   Change in other liabilities                                     3,863          (21)          238
   (Accretion of discount) amortization of premium, net               63         (156)         (408)
   Net realized loss (gain) on investments                         8,722        1,835          (153)
   Other, net                                                        (57)         (36)         (125)
                                                                   -----        -----        ------
      Net cash provided by (used in) operating activities          4,006        2,437        (2,110)
                                                                   -----        -----        ------
Cash flows from investing activities
Held-to-maturity securities -- maturities                             --        5,643         2,884
Available-for-sale securities:
   Purchases                                                    (145,713)     (51,739)      (83,722)
   Maturities                                                     44,923       24,242        24,965
   Sales                                                          54,619        4,558        13,480
Mortgage loans on real estate:
   Purchases                                                     (14,819)     (14,075)      (11,744)
   Sales                                                             689          313            53
Change in amounts due to or from brokers                          10,171         (219)           --
                                                                  ------      -------        ------
      Net cash used in investing activities                      (50,130)     (31,277)      (54,084)
                                                                  ------      -------        ------
Cash flows from financing activities
Activity related to investment contracts:
   Considerations received                                        51,562       51,970        69,806
   Surrenders and other benefits                                 (34,967)     (39,335)      (35,735)
   Interest credited to account balances                          19,161       17,165        15,290
Capital contribution                                              10,000           --            --
                                                                  ------      -------        ------
      Net cash provided by financing activities                   45,756       29,800        49,361
                                                                  ------       ------        ------
Net (decrease) increase in cash and cash equivalents                (368)         960        (6,833)
Cash and cash equivalents at beginning of year                     8,119        7,159        13,992
                                                                  ------      -------        ------
Cash and cash equivalents at end of year                       $   7,751     $  8,119      $  7,159
                                                               =========     ========      ========
Supplemental disclosures:
   Income taxes paid                                           $      --     $  2,677      $  2,700
   Interest on borrowings                                              2           96            11

See accompanying notes to financial statements.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Notes to Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Centurion Life Assurance Company (the Company) is a stock life insurance company that is domiciled in New York and licensed to transact insurance business in New York, Alabama and Delaware. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

The Company's principal product is deferred annuities, which are issued primarily to individuals who are New York residents. It offers single premium and installment premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company distributes its products on a direct response basis, primarily to American Express cardmembers, and through financial institutions.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk and other fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Basis of presentation
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual future cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs and certain sales expenses, have been deferred on annuity contracts. The deferred acquisition costs for most deferred annuities are amortized using the interest method. The costs for certain installment annuities are amortized as a constant percentage of the estimated gross profits expected to be realized on the policies.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. Actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2001, 2000, and 1999, unlocking adjustments were not significant.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

Liabilities for future policy benefits
Liabilities for fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company provides contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

Accounting developments
In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain structured securities. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The Company held no derivative positions during 2001 or 2000.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The adoption of SFAS No. 133 did not have a significant impact on the Company's financial position or results of operations.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $5,288 and net unrealized losses of $12 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                  Gross              Gross
                                                Amortized       unrealized         unrealized              Fair
                                                  cost             gains             losses                value
Fixed maturities:
   U.S. Government agency obligations           $  1,042          $   64             $   --             $  1,106
   Corporate bonds and obligations               219,482           4,483              4,220              219,745
   Mortgage-backed securities                    159,155           2,927                610              161,472
                                                 -------           -----                ---              -------
Total fixed maturity securities                 $379,679          $7,474             $4,830             $382,323
                                                ========          ======             ======             ========
Common stocks                                   $     17          $   17             $   --             $     34
                                                ========          ======             ======             ========

The amortized cost and fair value of fixed maturity securities at December 31, 2001 by contractual maturity are as follows:

                                                                                    Amortized              Fair
                                                                                      cost                 value
Due within one year                                                                $  6,360             $  6,467
Due from one to five years                                                           38,628               39,957
Due from five to ten years                                                          126,656              126,750
Due in more than ten years                                                           48,880               47,677
Mortgage-backed securities                                                          159,155              161,472
                                                                                    -------              -------
Total                                                                              $379,679             $382,323
                                                                                   ========             ========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:

                                                                   Gross              Gross
                                                Amortized       unrealized         unrealized              Fair
Held-to-maturity                                  cost             gains             losses                value
Corporate bonds and obligations                   $4,624             $43                $73               $4,594
Mortgage-backed securities                           664              18                 --                  682
                                                     ---              --                ---                  ---
Total fixed maturity securities                   $5,288             $61                $73               $5,276
                                                  ======             ===                ===               ======
Available-for-sale
U.S. Government agency obligations              $  1,054          $   34            $    --             $  1,088
State and municipal obligations                      505               7                 --                  512
Corporate bonds and obligations                  205,141           1,319             15,812              190,648
Mortgage-backed securities                       131,963           2,208                662              133,509
                                                 -------           -----                ---              -------
Total fixed maturity securities                 $338,663          $3,568            $16,474             $325,757
                                                ========          ======            =======             ========

At December 31, 2001, bonds carried at $1,041 were on deposit with various states as required by law.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

At December 31, 2001, fixed maturity securities comprised approximately 91 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $30.3 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                         2001         2000
Aaa/AAA                     $191,702     $133,705
Aaa/AA                            --        1,000
Aa/AA                          6,012        3,412
Aa/A                           9,333        5,989
A/A                           29,159       30,611
A/BBB                         15,472        9,844
Baa/BBB                      115,113      112,273
Baa/BB                         3,117        2,995
Below investment grade         9,771       44,122
                               -----       ------
Total                       $379,679     $343,951
                            ========     ========

At December 31, 2001, approximately 83 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2001 with proceeds of $54,619 and gross realized gains and losses of $471 and $10,803, respectively. Available-for-sale securities were sold during 2000 with proceeds of $4,558 and gross realized gains and losses of $149 and $342, respectively.
Available-for-sale securities were sold during 1999 with proceeds of $13,480 and gross realized gains and losses of $419 and $92, respectively.

During 2000 and 1999, there were no sales of held-to-maturity securities.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $2,661 and ($12,906), respectively, with the $15,567 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized loss on available-for-sale securities was a decrease of $5,329. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $22,625.

During 2001, the Company recorded pretax losses of $10,350 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Statements of Income, approximately $8,310 of these losses are included in Net realized (losses) gains on investments and approximately $2,040 are included in Net investment income.

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $14,942, into a securitization trust. In return, the company received $1,981 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $12,961. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $1,981. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Fair values of security investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Mortgages loans on real estate
At December 31, 2001, approximately 9 percent of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                       December 31, 2001              December 31, 2000
                                  On balance        Funding     On balance          Funding
Region                               sheet        commitments      sheet          commitments
Middle Atlantic                   $ 3,390           $--          $ 1,249            $   --
East North Central                  5,510            --            5,632                --
East South Central                  3,060            --            1,641                --
Mountain                            7,862            --            3,464             1,000
South Atlantic                      5,517            --            3,613                --
West North Central                  8,407            --            5,376             1,175
West South Central                  4,143            --            2,757                --
New England                         1,694            --            1,721                --
                                    -----           ---            -----             -----
                                   39,583            --           25,453             2,175
Less reserve for losses               149            --               28                --
                                    -----           ---            -----             -----
Total                             $39,434           $--          $25,425            $2,175
                                  -------           ---          -------            ------

                                       December 31, 2001             December 31, 2000
                                  On balance        Funding     On balance          Funding
Property type                        sheet        commitments      sheet          commitments
Department/retail stores          $16,907           $--          $ 9,177            $1,000
Office buildings                   14,911            --           10,340             1,175
Industrial buildings                4,014            --            2,102                --
Apartments                          2,274            --            2,337                --
Mixed use                           1,477            --            1,497                --
                                    -----           ---            -----             -----
                                   39,583            --           25,453             2,175
Less reserve for losses               149            --               28                --
                                    -----           ---            -----             -----
Total                             $39,434           $--          $25,425            $2,175
                                  -------           ---          -------            ------

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $nil. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $nil.

The following table presents changes in the reserve for mortgage loan losses:

                                                                    2001              2000
Balance, January 1                                                 $  28               $--
Provision for mortgage loan losses                                   121                28
                                                                     ---                --
Balance, December 31                                                $149               $28
                                                                    ====               ===

Sources of investment income
Net investment income for the years ended December 31 is summarized as follows:

                                                                   2001              2000          1999
Interest on fixed maturities                                     $23,875           $24,510       $22,822
Interest on mortgage loans                                         2,599             1,396           281
Interest on cash equivalents                                           2               215           277
Other                                                               (422)              183           585
                                                                    ----               ---           ---
                                                                  26,054            26,304        23,965
Less investment expenses                                             177               453           272
                                                                     ---               ---           ---
Total                                                            $25,877           $25,851       $23,693
                                                                 =======           =======       =======

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                                                   2001              2000          1999
Federal income taxes:
   Current                                                       $ 1,165            $1,562        $2,417
   Deferred                                                       (3,169)             (383)         (629)
                                                                  ------              ----          ----
                                                                  (2,004)            1,179         1,788
State income taxes-current                                           800               832           638
                                                                     ---               ---           ---
Income tax (benefit) expense                                     $(1,204)           $2,011        $2,426
                                                                 =======            ======        ======

Income tax (benefit) expense differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2001                  2000                  1999
                                                          Provision  Rate     Provision    Rate     Provision    Rate
Federal income taxes based on the statutory rate          $(1,696)  (35.0%)    $1,483      35.0%     $2,013      35.0%
   State tax, net                                             520    10.7         540      12.8         415       7.2
   Other, net                                                 (28)   (0.5)        (12)     (0.3)         (2)       --
                                                              ---    ----         ---      ----          --       ---
Total income taxes                                        $(1,204)  (24.8%)    $2,011      47.5%     $2,426      42.2%
                                                          =======   =====      ======      ====      ======      ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                            2001         2000
Deferred income tax assets:
   Policy reserves                                         $4,212       $4,511
   Investments                                              3,908        3,686
   Other                                                      109          507
                                                              ---          ---
Total deferred income tax assets                            8,229        8,704
                                                            -----        -----

Deferred income tax liabilities:
   Deferred policy acquisition costs                        4,454        4,273
   Other                                                      684           --
                                                              ---          ---
Total deferred income tax liabilities                       5,138        4,273
                                                            -----        -----
Net deferred income tax assets                             $3,091       $4,431
                                                           ======       ======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus (deficit) aggregated $54 and $(857) as of December 31, 2001 and 2000, respectively (see note 9 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory-basis net income and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of New York adopted the provisions of the revised manual with modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 was not significant.

5. RELATED PARTY TRANSACTIONS
The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $5, $4 and $4 in 2001, 2000 and 1999, respectively.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2001, 2000 and 1999 were $24, $23 and $19, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2001, 2000 and 1999 were $nil.

Charges by IDS Life and AEFC for use of joint facilities, marketing services and other services aggregated $1,998, $2,842 and $2,751 for 2001, 2000 and 1999,
respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $2,648 and $155, respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC of $10,000. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2001 or 2000.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years. The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

The Company has an agreement whereby it ceded 100 percent of a block of individual life insurance and individual annuities to an unaffiliated company. At December 31, 2001 and 2000, traditional life insurance in-force aggregated $136,246 and $149,970, respectively, of which $136,011 and $149,735 were reinsured at the respective year-ends. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $1,310, $1,273 and $1,289 for the years ended December 31, 2001, 2000 and 1999. Reinsurance recovered from reinsurers amounted to $336, $(193) and $1,602 for the years ended December 31, 2001, 2000 and 1999. Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

At December 31, 2001, the Company had no commitments to purchase investments or fund mortgage loans (see Note 2).

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

8. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs, are excluded.

                                               December 31, 2001          December 31, 2000
                                              Carrying      Fair         Carrying        Fair
Financial Assets                                value       value          value         value
Fixed maturities:
   Held-to-maturity securities               $     --    $     --        $  5,288     $  5,276
   Available-for-sale securities              382,323     382,323         325,757      325,757
Common stock                                       34          34              --           --
Mortgage loans on real estate                  39,434      41,306          25,425       26,212
Cash and cash equivalents                       7,751       7,751           8,119        8,119
Separate account assets                        27,750      27,750          29,718       29,718
                                               ------      ------          ------       ------

Financial Liabilities
Future policy benefits for fixed annuities   $382,770    $371,017        $347,160     $335,190
Separate account liabilities                   27,750      26,693          29,718       28,135
                                               ------      ------          ------       ------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $495 and $349 respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

9. STATUTORY INSURANCE ACCOUNTING PRACTICES
Reconciliations of net (loss) income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                                                      2001           2000        1999
Net (loss) income, per accompanying financial statements                            $(3,642)       $ 2,225     $ 3,325
Deferred policy acquisition costs                                                      (386)        (1,463)     (2,279)
Adjustments of future policy benefit liabilities                                      3,686         (7,537)      2,793
Deferred federal income tax benefit                                                  (3,169)          (383)       (629)
Interest maintenance reserve gain/loss transfer and amortization                      3,304            147        (230)
Deferred surrender charge                                                              (275)           235         513
Other, net                                                                           (1,474)         1,590         175
                                                                                     ------          -----         ---
Statutory-basis net (loss) income                                                   $(1,956)       $(5,186)    $ 3,668
                                                                                    =======        =======     =======

Stockholder's equity, per accompanying financial statements                        $ 57,672       $ 42,939    $ 36,716
Deferred policy acquisition costs                                                   (16,878)       (17,316)    (16,823)
Adjustments of future policy benefit liabilities                                      6,455          2,768      10,361
Adjustments of reinsurance ceded reserves                                            (2,268)        (2,312)     (2,390)
Deferred federal income taxes                                                        (3,091)        (4,431)     (6,201)
Asset valuation reserve                                                              (3,180)        (4,937)     (4,021)
Net unrealized (gain) loss on investments                                            (2,495)        12,934      18,408
Interest maintenance reserve                                                             --           (311)       (456)
Other, net                                                                            1,439         (2,591)      1,155
                                                                                      -----         ------       -----
Statutory-basis capital and surplus                                                $ 37,654       $ 26,743    $ 36,749
                                                                                   ========       ========    ========

                                                              S-6102-20 H (5/02)

PART C.
------

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         ACL Variable Annuity Account 1

         Report of Independent Auditors for ACL Variable Annuity Account 1 dated March 22, 2002.
         Statements of Assets and Liabilities for year ended Dec. 31, 2001; Statements of Operations for years ended Dec. 31. 2001;
         Statements of Changes in Net Assets for year ended Dec. 31, 2001 and 2000.
         Notes to Financial Statements.

         American Centurion Life Assurance Company:

         Report of Independent Auditors dated Jan. 28, 2002.
         Balance Sheets as of Dec. 31, 2001 and 2000.
         Statements of Income for years ended Dec. 31, 2001, 2000 and 1999. Statements of Stockholders Equity, for years ended Dec. 31, 2001, 2000 and 1999.
         Statements of Cash Flows for years ended Dec. 31, 2001, 2000 and 1999. Notes to Financial Statements.

(b)      Exhibits:

1. Certificate, establishing the ACL Variable Annuity Account 1 dated December 1, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

2.       Not applicable.

3. Variable Annuity and Life Insurance Distribution and Administrative Services Agreement, dated April 10, 1997, is filed electronically as
         Exhibit 3 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

4.1 Form of Group Deferred Annuity Certificate for nonqualified contract (form 38502-NY 10/95), filed electronically as Exhibit 4.1 to
         Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

4.2 Form of Group Deferred Annuity Certificate for qualified contract (form 38503-IRA-NY 10/95), filed electronically as Exhibit 4.2 to
         Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

4.3 Form of Group Deferred Annuity Contract (form 38501 10/95), filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

5.1      Form of  Group  Deferred  Variable  Annuity  Application  (form  32041
         10/95), filed electronically as Exhibit 5.1 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

5.2 Form of Variable Annuity Participant Enrollment Form (form 32027C 10/95), filed electronically as Exhibit 5.2 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

6.1 Amended and Restated Articles of Incorporation of American Centurion Life, filed electronically as Exhibit 6.1 to Registrant's Initial
         Registration Statement No. 333-00041, is incorporated herein by reference.

6.2      Amended By-Laws of American  Centurion Life, filed  electronically  as
         Exhibit  6.2  to  Registrant's  Initial  Registration   Statement  No.
         333-00041, is incorporated herein by reference.

6.3      Emergency By-Laws of American Centurion Life, filed  electronically as
         Exhibit  6.3  to  Registrant's  Initial  Registration   Statement  No.
         333-00041, is incorporated herein by reference.

7.       Not applicable.

8.1 Participation Agreement, dated Oct. 7, 1996, by and among American Centurion Life and Warburg Pincus Trust and Warburg, Pincus Counsellors, Inc. and Counsellors Securities, Inc., filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

8.1 (a) Copy of Amendment dated November 26, 2001 to Participation Agreement between American Centurion Life Assurance Company and Credit Suisse Warburg Pincus Trust, Asset Management Securities, Inc., and Credit Suisse Asset Management, Inc. dated October 7, 1996 filed electronically as Exhibit 8.1 (a) to Post-Effective Amendment No. 7 to Registration Statement No. 333-00041 is filed electronically herewith.

8.2 Fund Participation Agreement, dated July 31, 1996, by and among American Centurion Life, TCI Portfolios, Inc. and Investors Research Corporation, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

8.3 Fund Participation Agreement, dated Oct. 23, 1996, between Janus Aspen Series and American Centurion Life, filed electronically as Exhibit
         8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

8.3 (a) Copy of Amendment to Participation Agreement dated October 23, 1996 between Janus Aspen Series and American Centurion Life Assurance Company, amendment dated October 8, 1997, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.3 (b) Copy of Amendment dated July 27, 2001 to Participation Agreement by and among Janus Aspen Series and American Centurion Life Assurance Company dated October 23, 1996 filed electronically as Exhibit 8.5 (a) to Post-Effective Amendment No. 7 to Registration Statement No. 333-00519 is incorporated herein by reference.

8.4 Participation Agreement, dated Dec. 4, 1996, among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and American Centurion Life, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

8.4 (a) Copy of Amendment dated November 28, 2001 to Participation Agreement by and among INVESCO Variable Investment Funds, Inc., INVESCO Distributors, Inc. and American Centurion Life Assurance Company dated December 4, 1996 filed electronically as Exhibit 8.4 (a) to Post-Effective Amendment No. 7 to Registration Statement No. 333-00041 is filed electronically herewith.

8.5 Copy of Amendment No. 1 to Fund Participation Agreement, by and among American Centurion Life Assurance Company, American Century Investment Management, Inc. and American Century Variable Portfolios Inc., dated August 21, 1998, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.      Consent of Independent Auditors is filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Registrant's Initial Registration Statement No. 333-00041, is incorporated by reference.

14. Power of Attorney to sign this Registration Statement dated April 25, 2001, filed electronically as Exhibit 14 to Post-Effective Amendment No. 6 to Registration Statement No. 333-00041 on April 27, 2001, is incorporated herein by reference.


Item 25. Directors and Officers of the Depositor (American Centurion Life Assurance Company)

Name                            Principal Business Address              Positions and Offices with Depositor
------------------------------- --------------------------------------- ------------------------------------------

Gumer C. Alvero                 20 Madison Ave. Extension               Director and Vice President - Annuities
                                Albany, NY  12203

Timothy V. Bechtold             20 Madison Ave. Extension               Director, President and Chief Executive
                                Albany, NY  12203                       Officer

Maureen A. Buckley              20 Madison Ave. Extension               Director, Vice President, Chief
                                Albany, NY  12203                       Operating Officer, Consumer Affairs
                                                                        Officer and Claims Officer

Rodney P. Burwell               7901 Xerxes Avenue South                Director
                                Suite 201
                                Bloomington, MN 55431-1253

Robert R. Grew                  Carter, Ledyard & Milburn               Director
                                2 Wall Street
                                New York, NY  10005-2072

Lorraine R. Hart                20 Madison Ave. Extension               Vice President-Investments
                                Albany, NY  12203

Carol A. Holton                 20 Madison Ave. Extension               Director
                                Albany, NY  12203

Jean B. Keffeler                3424 Zenith Ave. So.                    Director
                                Minneapolis, MN  55416

Eric L. Marhoun                 20 Madison Ave. Extension               Director, General Counsel and Secretary
                                P.O. Box 5555
                                Albany, NY  12205-0555

Thomas R. McBurney              1700 Foshay Tower                       Director
                                821 Marquette Ave.
                                Minneapolis, MN 55402

Edward J. Muhl                  16 Wolfe Street                         Director
                                Alexandria, VA  22314


Thomas V. Nicolosi              20 Madison Ave. Extension               Director
                                Albany, NY  12203

Stephen P. Norman               20 Madison Ave. Extension               Director
                                Albany, NY  12203

Richard M. Starr                20 Madison Ave. Extension               Director
                                Albany, NY  12203

Philip C. Wentzel               20 Madison Ave. Extension               Vice President and Controller
                                Albany, NY  12203

Michael R. Woodward             20 Madison Ave. Extension               Director
                                Albany, NY  12203

David L. Yowan                  20 Madison Ave. Extension               Vice President and Treasurer
                                Albany, NY  12203


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                      Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Service Corporation                                               Delaware
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware




Item 27. Number of Contract owners

         As of March 31, 2002, there were 162 contract owners of qualified and non-qualified contracts.

Item 28. Indemnification

         The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     Items 29(a) and 29(b)

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)  As to each director, officer or partner of the principal underwriter:

         Name and Principal                     Position and Offices with
         Business Address                       Underwriter

         Ruediger Adolf                         Senior Vice President
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Gumer C. Alvero                        Vice President -
         70100 AXP Financial Center             Annuities
         Minneapolis, MN  55474

         Ward D. Armstrong                      Senior Vice President -
         70100 AXP Financial Center             Retirement Services
         Minneapolis, MN  55474

         John M. Baker                          Vice President - Plan
         70100 AXP Financial Center             Sponsor Services
         Minneapolis, MN  55474

         Dudley Barksdale                       Vice President - Service
         70100 AXP Financial Center             Development
         Minneapolis, MN  55474

         Joseph M. Barsky III                   Vice President - Mutual
         70100 AXP Financial Center             Fund Equities
         Minneapolis, MN  55474

         Timothy V. Bechtold                    Vice President - Risk
         70100 AXP Financial Center             Management Products
         Minneapolis, MN  55474

         Walter S. Berman                       Director, Senior Vice President
         70100 AXP Financial Center             and Chief Financial Officer
         Minneapolis, MN  55474

         Rob Bohli                              Group Vice President -
         10375 Richmond Avenue #600             South Texas
         Houston, TX  77042

         Walter K. Booker                       Group Vice President -
         Suite 200, 3500 Market                 New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                      Group Vice President -
         1333 N. California Blvd.,              Northern California
         Suite 200
         Walnut Creek, CA  94596

         Douglas W. Brewers                     Vice President - Sales
         70100 AXP Financial Center             Support
         Minneapolis, MN  55474

         Mike Burton                            Vice President - Compliance
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Kenneth J. Ciak                        Vice President and
         IDS Property Casualty                  General Manager - IDS
         1400 Lombardi Avenue                   Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                       Vice President - Relationship
         70100 AXP Financial Center             Leader Retail Distribution
         Minneapolis, MN  55474                 Services

         James M. Cracchiolo                    Director, Chairman, President
         70100 AXP Financial Center             and Chief Executive Officer
         Minneapolis, MN  55474

         Colleen Curran                         Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Luz Maria Davis                        Vice President -
         70100 AXP Financial Center             Communications
         Minneapolis, MN  55474

         Arthur E. DeLorenzo                    Group Vice President -
         4 Atrium Drive, #100                   Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                  Group Vice President -
         Suite 500, 8045 Leesburg               Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                         Group Vice President -
         6000 28th Street South East            Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                       Group Vice President -
         Two Datran Center                      Southern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                      Vice President - Financial
         70100 AXP Financial Center             Planning and Advice
         Minneapolis, MN  55474

         Gordon M. Fines                        Vice President - Mutual
         70100 AXP Financial Center             Fund Equity Investments
         Minneapolis, MN  55474

         Peter A. Gallus                        Vice President -
         70100 AXP Financial Center             Investment
         Minneapolis, MN  55474                 Administration

         Derek M. Gledhill                      Vice President -
         70100 AXP Financial Center             Integrated Financial
         Minneapolis, MN  55474                 Services Field
                                                Implementation

         Steve Guida                            Vice President -
         70100 AXP Financial Center             New Business and Service
         Minneapolis, MN  55474

         Teresa A. Hanratty                     Senior Vice President -
         Suites 6&7                             Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                       Vice President -
         70100 AXP Financial Center             Insurance Investments
         Minneapolis, MN  55474

         Janis K. Heaney                        Vice President -
         70100 AXP Financial Center             Incentive Management
         Minneapolis, MN  55474

         Brian M. Heath                         Senior Vice President
         Suite 150                              and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                           Group Vice President -
         319 Southbridge Street                 Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                   Group Vice President -
         30 Burton Hills Blvd.                  Mid-South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                        Vice President - Third
         70100 AXP Financial Center             Party Distribution
         Minneapolis, MN  55474

         Claire Huang                           Senior Vice President - Retail
         70100 AXP Financial Center             Marketing
         Minneapolis, MN  55474

         Debra A. Hutchinson                    Vice President -
         70100 AXP Financial Center             Relationship Leader
         Minneapolis, MN  55474

         Diana R. Iannarone                     Group Vice President -
         3030 N.W. Expressway                   Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                     Group Vice President -
         70100 AXP Financial Center             Steel Cities
         Minneapolis, MN  55474

         James M. Jensen                        Vice President -
         70100 AXP Financial Center             Advice and
         Minneapolis, MN  55474                 Retail Distribution
                                                Group, Product,
                                                Compensation and Field
                                                Administration

         Greg R. Johnson                        Vice President - Advisory
         70100 AXP Financial Center             Planning Anaylsis
         Minneapolis, MN  55474

         Nancy E. Jones                         Vice President -
         70100 AXP Financial Center             Business Development
         Minneapolis, MN  55474

         John C. Junek                          Senior Vice President,
         70100 AXP Financial Center             General Counsel
         Minneapolis, MN  55474

         Ora J. Kaine                           Vice President -
         70100 AXP Financial Center             Retail Distribution Services
         Minneapolis, MN  55474                 and Chief of Staff

         Raymond G. Kelly                       Group Vice President -
         Suite 250                              North Texas
         801 East Campbell Road
         Richardson, TX  75081

         John M. Knight                         Vice President -
         70100 AXP Financial Center             Investment Accounting
         Minneapolis, MN  55474

         Claire Kolmodin                        Vice President - Service
         70100 AXP Financial Center             Quality
         Minneapolis, MN  55474

         Mitre Kutanovski                       Group Vice President -
         Suite 680                              Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                         Vice President -
         70100 AXP Financial Center             Brokerage and Direct
         Minneapolis, MN  55474                 Services

         Daniel E. Laufenberg                   Vice President and Chief
         70100 AXP Financial Center             U.S. Economist
         Minneapolis, MN  55474

         Jane W. Lee                            Vice President - New
         70100 AXP Financial Center             Business Development and
         Minneapolis, MN  55474                 Marketing

         Steve Lobo                             Vice President - Investment
         70100 AXP Financial Center             Risk Management
         Minneapolis, MN  55474

         Diane D. Lyngstad                      Vice President - Lead Financial
         70100 AXP Financial Center             Officer, U.S. Retail
         Minneapolis, MN  55474

         Tom Mahowald                           Vice President and Director of
         70100 AXP Financial Center             Equity Research
         Minneapolis, MN  55474

         Timothy J. Masek                       Vice President and
         70100 AXP Financial Center             Director of Fixed Income
         Minneapolis, MN  55474                 Research

         Penny Mazal                            Vice President - Business
         70100 AXP Financial Center             Transformation
         Minneapolis, MN  55474

         Dean O. McGill                         Group Vice President -
         11835 W. Olympic Blvd                  Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                      Vice President - Wrap and Trust
         70100 AXP Financial Center             Products
         Minneapolis, MN  55474

         Timothy S. Meehan                      Secretary
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Paula R. Meyer                         Vice President - Mutual
         70100 AXP Financial Center             Funds
         Minneapolis, MN  55474

         Barry J. Murphy                        Executive Vice President -
         70100 AXP Financial Center             U.S. Retail Group
         Minneapolis, MN  55474

         Thomas V. Nicolosi                     Group Vice President -
         Suite 220                              New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Francois B. Odouard                    Vice President
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Michael J. O'Keefe                     Vice President -
         70100 AXP Financial Center             Advisory Business Systems
         Minneapolis, MN  55474

         Carla P. Pavone                        Vice President -
         70100 AXP Financial Center             Business Development
         Minneapolis, MN  55474

         John G. Poole                          Group Vice President -
         Westview Place, #200                   Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141

         Larry M. Post                          Group Vice President -
         One Tower Bridge                       New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                       Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Teresa J. Rasmussen                    Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Ralph D. Richardson III                Group Vice President -
         Suite 800                              Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                      Senior Vice President -
         70100 AXP Financial Center             Field Management and
         Minneapolis, MN  55474                 Financial Advisory
                                                Services

         Stephen W. Roszell                     Senior Vice President -
         70100 AXP Financial Center             Institutional
         Minneapolis, MN  55474

         Maximillian G. Roth                    Group Vice President -
         Suite 201 S. IDS Ctr                   Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304

         Diane M. Ruebling                      Group Vice President -
         70100 AXP Financial Center             Western Frontier
         Minneapolis, MN  55474

         Erven A. Samsel                        Senior Vice President -
         45 Braintree Hill Park                 Field Management
         Suite 402
         Braintree, MA  02184

         Russell L. Scalfano                    Group Vice President -
         Suite 201                              Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                       Vice President - Client
         70100 AXP Financial Center             Development and Migration
         Minneapolis, MN  55474

         Judy P. Skoglund                       Vice President - Quality
         70100 AXP Financial Center             and Service Support
         Minneapolis, MN  55474

         Dave Smith                             Vice President - U.S. Advisor
         70100 AXP Financial Center             Group Compliance
         Minneapolis, MN  55474

         Bridget Sperl                          Senior Vice President -
         70100 AXP Financial Center             Client Service
         Minneapolis, MN  55474

         Paul J. Stanislaw                      Group Vice President -
         Suite 1100                             Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                        Vice President -
         70100 AXP Financial Center             Marketing Offer
         Minneapolis, MN  55474                 Development

         Lois A. Stilwell                       Group Vice President -
         Suite 433                              Greater Minnesota
         9900 East Bren Rd.                     Area/Iowa
         Minnetonka, MN  55343

         James J. Strauss                       Vice President and
         70100 AXP Financial Center             General Auditor
         Minneapolis, MN  55474

         Jeffrey J. Stremcha                    Vice President -
         70100 AXP Financial Center             Information Resource
         Minneapolis, MN  55474                 Management/ISD

         John T. Sweeney                        Vice President - Lead Financial
         70100 AXP Financial Center             Officer, Products
         Minneapolis, MN  55474

         Craig P. Taucher                       Group Vice President -
         Suite 150                              Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                         Group Vice President -
         Suite 425                              Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         John R. Thomas                         Senior Vice President -
         70100 AXP Financial Center             Information and
         Minneapolis, MN  55474                 Technology

         William F. Truscott                    Senior Vice President -
         70100 AXP Financial Center             Chief Investment Officer
         Minneapolis, MN  55474

         Janet M. Vandenbark                    Group Vice President -
         3951 Westerre Parkway, Suite 250       Virginia
         Richmond, VA 23233

         Charles F. Wachendorfer                Group Vice President -
         Suite 100                              Detroit Metro
         Stanford Plaza II
         7979 East Tufts Ave. Pkwy.
         Denver, CO  80237

         Donald F. Weaver                       Group Vice President -
         3500 Market Street,                    Eastern Pennsylvania/Delaware
         Suite 200
         Camp Hill, PA  17011

         Beth E. Weimer                         Vice President and
         70100 AXP Financial Center             Chief Compliance Officer
         Minneapolis, MN  55474

         Michael D. Wolf                        Vice President - Senior
         70100 AXP Financial Center             Portfolio Manager
         Minneapolis, MN  55474

         Michael R. Woodward                    Senior Vice President -
         32 Ellicott St                         Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                      Vice President -
         70100 AXP Financial Center             Brokerage Marketing
         Minneapolis, MN  55474

         David L. Yowan                         Vice President and
         40 Wall Street                         Treasurer
         19th Floor
         New York, NY  10004

         Rande L. Zellers                       Group Vice President -
         1 Galleria Blvd., Suite 1900           Delta States
         Metairie, LA  70001



Item 29 (c).

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation
-----------             -----------           ----------           -----------           ------------
American Express        $213,957              None                  None                  None
Financial Advisors
Inc.

Item 30.          Location of Accounts and Records

                  American Centurion Life Assurance Company
                  20 Madison Avenue Extension
                  Albany, NY 12203

Item 31.          Management Services

                  Not Applicable

Item 32.          Undertakings

                  (a)(b)&(c) These undertakings were filed with Registrant's
                             Initial Registration Statement, File No. 333-00041.

                  (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Centurion Life Assurance Company, on behalf of the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 30th day of April, 2002.


                                    ACL VARIABLE ANNUITY ACCOUNT 1
                                    ------------------------------
                                                     (Registrant)

                                    By American Centurion Life Assurance Company
                                    --------------------------------------------
                                                     (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ------------------------------------------
                                            Timothy V. Bechtold
                                            President and Chief
                                            Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 30th day of April, 2002.

Signature                            Title

/s/ Gumer C. Alvero*                 Director and Vice President - Annuities
    ----------------------
    Gumer C. Alvero

/s/ Timothy V. Bechtold*             Director, President and Chief Executive
    ----------------------           Officer
    Timothy V. Bechtold

/s/ Maureen A. Buckley*              Director, Vice President, Chief Operating
    ----------------------           Officer, Consumer Affairs Officer and
    Maureen A. Buckley               Claims Officer

                                     Director
    ----------------------
    Rodney P. Burwell

/s/ Robert R. Grew                   Director
    ----------------------
    Robert R. Grew

/s/ Carol A. Holton*                 Director
    ----------------------
    Carol A. Holton

/s/ Jean B. Keffeler*                Director
    ----------------------
    Jean B. Keffeler

/s/ Eric L. Marhoun*                 Director, General Counsel and Secretary
    ----------------------
    Eric L. Marhoun

/s/ Thomas R. McBurney*              Director
    ----------------------
    Thomas R. McBurney

/s/ Edward J. Muhl*                  Director
    ----------------------
    Edward J. Muhl

/s/ Thomas V. Nicolosi*              Director
    ----------------------
    Thomas V. Nicolosi

/s/ Stephen P. Norman                Director
    ----------------------
    Stephen P. Norman

/s/ Richard M. Starr*                Director
    ----------------------
    Richard M. Starr

/s/ Philip C. Wentzel*               Vice President and Controller
    ----------------------
    Philip C. Wentzel

/s/ Michael R. Woodward*             Director
    ----------------------
    Michael R. Woodward

/s/ David L. Yowan*                  Vice President and Treasurer
    ----------------------
    David L. Yowan


* Signed  pursuant  to  Power  of  Attorney  dated  April  25,  2001,   filed
  electronically as Exhibit 14 to Post-Effective Amendment No. 6 to Registration Statement No. 333-00041 on April 27, 2001 and incorporated by reference by:




By /s/ Mary Ellyn Minenko
       -------------------------------------
       Mary Ellyn Minenko
       Counsel

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 7

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.